Acquisitions - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended					0 Months Ended	12 Months Ended				0 Months Ended		0 Months Ended
	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Laboratory services	Dec. 31, 2012 Laboratory services	Dec. 31, 2011 Laboratory services	Oct. 14, 2011 Abgent Inc. and its subsidiaries	Dec. 31, 2013 Abgent Inc. and its subsidiaries	Dec. 31, 2012 Abgent Inc. and its subsidiaries	Dec. 31, 2012 Abgent Inc. and its subsidiaries Laboratory services	Sep. 30, 2012 Abgent Inc. and its subsidiaries Laboratory services	Oct. 31, 2012 Medkey	Oct. 31, 2012 Medkey Laboratory services	Mar. 30, 2012 Chemdepo, Inc.	Mar. 30, 2012 Chemdepo, Inc. Laboratory services
Business Acquisition [Line Items]
Business acquisition, purchase price							$ 12,100,000					$ 4,100,000		$ 1,400,000
Cash payment							8,800,000					3,400,000
Contingent cash consideration fair value							3,300,000					700,000
Contingent cash consideration							5,000,000	0	0
Contingent cash consideration payment period							2 years					2 years
Goodwill		31,087,000	32,561,000	31,087,000	32,561,000	34,701,000	7,927,000			7,900,000	7,900,000	1,617,000	1,600,000	712,000	700,000
Goodwill adjustment in connection with acquired deferred tax assets	(479,000)		479,000	24,000	(479,000)
Goodwill Impairment		$ 0	$ 1,661,000		$ 1,661,000				$ 1,661,000